BALANCE SHEETS (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Current
Cash and cash equivalents	$ 120,561	$ 31,201	$ 62,989
Accounts receivable	139,517	230,880	74,879
Prepaid expenses and deposit	4,424	2,147	2,338
Total Current Assets	264,502	264,228	140,206
Capital assets, net		0	425
Deferred charges	48,871	33,092	0
Oil and gas properties
Proved property	3,658,563	3,717,866	3,118,376
Unproved properties	19,293	19,293	19,293
Prepayments for oil and gas explorations	139,891	304,890	0
Total oil and gas properties	3,817,747	4,042,049	3,137,669
TOTAL ASSETS	4,131,120	4,339,369	3,278,300
Current
Accounts payable and accrued liabilities	197,051	322,313	137,437
Loan payable	1,612,403	754,501	910,441
Due to a related party	1,769	1,769	1,769
Total Current Liabilities	1,811,223	1,078,583	1,049,647
Loan Payable - Long Term	0	599,438	75,000
TOTAL LIABILITIES	1,811,223	1,678,021	1,124,647
STOCKHOLDERS' EQUITY
Share Capital Authorized: 200,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding: 16,431,452common shares at October31, 2011 (12,926,348 common shares at October 31, 2010)	16,431	16,431	12,926
Additional paid-in capital	7,117,124	7,107,535	6,065,119
Deficit	(4,813,658)	(4,462,618)	(3,924,392)
Total Stockholders' Equity	2,319,897	2,661,348	2,153,653
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,131,120	$ 4,339,369	$ 3,278,300